Share-Based Compensation (Schedule Of Assumptions Used To Calculate Estimated Fair Values Of Options Granted) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price	$ 12.23	[1]	$ 7.62	[1]
Expected life		[2]		[2]		[2]
Expected dividend yield
Risk-free interest rate	0.86%		1.56%		2.04%
EEPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average share price	$ 13.97		$ 8.00		$ 5.61
Weighted-average exercise price	$ 11.88		$ 6.80		$ 4.77
Expected volatility	60.50%	[3]	49.70%	[3]	63.90%	[3]
Expected life	6 months		6 months		6 months
Expected dividend yield
Risk-free interest rate	0.09%		0.16%		0.21%

[1]	Weighted-average exercise price
[2]	The expected lives of options granted in 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.5 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.
[3]	The expected volatility was determined based on the implied volatility of traded options on our stock.